Segment Information - Income Tax Expense by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information: Income tax expense (benefit)
Tax expense related to exited business	$ (236.8)	$ 907.9
Income taxes (benefits)	(87.4)	1,106.0	$ 196.6
Operating Segments
Segment Information: Income tax expense (benefit)
Total segment income tax expense (benefit) from operating earnings (losses)	215.9	211.8	189.2
Reconciling Items
Segment Information: Income tax expense (benefit)
Tax expense (benefit) related to net realized capital gains (losses), as adjusted	(66.5)	(13.7)	7.4
Tax expense related to exited business	(236.8)	907.9
Retirement and Income Solutions | Operating Segments
Segment Information: Income tax expense (benefit)
Total segment income tax expense (benefit) from operating earnings (losses)	134.2	111.2	135.0
Benefits and Protection | Operating Segments
Segment Information: Income tax expense (benefit)
Total segment income tax expense (benefit) from operating earnings (losses)	95.0	108.7	68.6
Corporate | Operating Segments
Segment Information: Income tax expense (benefit)
Total segment income tax expense (benefit) from operating earnings (losses)	$ (13.3)	$ (8.1)	$ (14.4)